Note 11 - Senior Secured Convertible Debenture (Details Textual) - USD ($)							1 Months Ended		3 Months Ended			6 Months Ended			12 Months Ended
	Sep. 07, 2018	Sep. 06, 2018	May 02, 2018	Feb. 23, 2018	Jan. 22, 2018	Jul. 28, 2016	Jun. 30, 2017	Feb. 28, 2017	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	May 31, 2017	Dec. 31, 2016	Oct. 01, 2016	Jun. 30, 2015	Jun. 19, 2015
Debt Instrument, Face Amount														$ 2,160,000		$ 2,160,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.14			$ 0.14		$ 0.24	$ 0.14	$ 0.24		$ 0.30
Convertible Debt, Total														$ 1,316,882		$ 1,316,882
Stock Issued During Period, Value, New Issues								$ 150,000			$ 3,000,000				3,000,000	350,000
Repayments of Convertible Debt													$ 1,142,857		1,142,857	234,000
Interest Paid, Excluding Capitalized Interest, Operating Activities													57,143		$ 57,143	191,517
Stock Issued During Period, Value, Stock Issued Related to Warrant Exchange																$ 660,000
Preferred Stock, Shares Outstanding, Ending Balance															0
Stock Issued During Period, Shares, Conversion of Convertible Securities					6,000,000
Preferred Stock, Par or Stated Value Per Share														$ 0.001	$ 0.001	$ 0.001
Stock Repurchased and Retired During Period, Value															$ 366,707
Amortization of Debt Discount (Premium)											187,876		187,876		187,876	$ 1,404,254
Amortization of Original Issued Discount (Premium)											$ 51,230		$ 51,230		51,230	341,577
Gain (Loss) on Extinguishment of Debt, Total																$ (830,001)
Conversion Series B Stock to Common Stock [Member]
Conversion of Stock, Shares Converted			500
Conversion of Stock, Shares Issued			4,166,667
Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance									0			0		420	0	420
Preferred Stock, Par or Stated Value Per Share									$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Series A-1 Convertible Preferred Stock [Member]
Stock Issued During Period, Value, Stock Issued Related to Warrant Exchange							$ 1,500
Preferred Stock, Shares Outstanding, Ending Balance					1,500				0			0		1,500	0	1,500
Stock Issued During Period, Shares, Conversion of Convertible Securities							1,500
Preferred Stock, Par or Stated Value Per Share									$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Series B Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance	0								0			0		0	0	0
Convertible Preferred Stock, Conversion Price Per Share	$ 0.0325	$ 0.0325		$ 0.12
Preferred Stock, Par or Stated Value Per Share				1,000					$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common Stock, Issuance Threshold				$ 0.082
Convertible Preferred Stock, Terms of Conversion, Maximum, Percent				9.99%
Stock Repurchased and Retired During Period, Shares	1,354
Stock Repurchased and Retired During Period, Share Price	$ 270.83
Stock Repurchased and Retired During Period, Value	$ 366,707
Convertible Preferred Stock Terms of Conversion, Shares Issuable	11,283,333	11,283,333
Series B Preferred Stock [Member] | HSPL [Member] | The 2016 Debenture [Member]
Convertible Preferred Stock, Shares Issued upon Conversion				15,450,000
Debt Conversion, Converted Instrument, Shares Issued				1,854
Debt Conversion, Original Debt, Amount				$ 1,017,143
Series B Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance										1,854			1,854
Stock Issued During Period, Shares, Conversion of Convertible Securities				1,854
Series A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					10,926,829
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 0.30
Class of Warrant or Right, Number or Warrants Exchanged							10,926,829
Series B Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					10,926,829
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 0.30
The 2015 Debenture [Member]
Debt Instrument, Face Amount																				$ 2,240,000	$ 2,240,000
Debt Instrument, Interest Rate, Stated Percentage																				8.00%	8.00%
Debt Instrument, Convertible, Conversion Price																					$ 0.205
Convertible Debt, Total																		$ 1,120,000	$ 560,000
The 2016 Debenture [Member]
Debt Instrument, Face Amount						$ 2,394,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Debt Instrument, Convertible, Conversion Price						$ 0.25
Convertible Preferred Stock, Shares Issued upon Conversion						1,680,000
Repayments of Convertible Debt							$ 234,000
Interest Paid, Excluding Capitalized Interest, Operating Activities							191,520
The 2016 Debenture [Member] | HSPL [Member]
Repayments of Debt				$ 1,200,000
Debt Instrument, Increase (Decrease), Net, Total				$ (1,142,857)
Prepayment of Debt, Penalty Fee				5.00%
Long-term Debt, Total				$ 1,017,143
The 2016 Debenture [Member] | Scenario, Plan [Member]
Proceeds from Cash Investment						$ 2,100,000
The 2016 Debenture [Member] | Series A Convertible Preferred Stock [Member]
Stock Issued During Period, Value, New Issues						$ 420
Amended 2016 Debenture [Member]
Debt Instrument, Face Amount							$ 2,160,000
Debt Instrument, Convertible, Conversion Price							$ 0.20										$ 0.25
Debt Instrument, Periodic Payment Percent, Interest														8.00%